GUARANTOR SUBSIDIARIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Consolidated Financial Information

The following consolidating schedules present financial information on a combined basis in conformity with the SEC’s Regulation S-X Rule 3-10(d):

(In thousands)	As of September 30, 2014
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$8	$67,274	$455,074	$-	$522,356
Accounts receivable, net of allowance	-	-	711,713	689,738	-	1,401,451
Intercompany receivables (1)	-	1,933,907	-	157,794	(2,091,701)	-
Prepaid expenses	-	3,879	61,261	140,766	-	205,906
Other current assets	-	24,488	75,870	79,327	(9,879)	169,806

Total Current Assets	-	1,962,282	916,118	1,522,699	(2,101,580)	2,299,519
Structures, net	-	-	-	1,643,527	-	1,643,527
Other property, plant and equipment, net	-	-	793,627	291,587	-	1,085,214
Indefinite-lived intangibles - licenses	-	-	2,426,179	-	-	2,426,179
Indefinite-lived intangibles - permits	-	-	-	1,067,341	-	1,067,341
Other intangibles, net	-	-	825,666	441,421	-	1,267,087
Goodwill	-	-	3,377,417	835,195	-	4,212,612
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	875,975	(875,975)	-
Investment in subsidiaries	(9,756,838)	4,073,687	13,446	-	5,669,705	-
Other assets	-	108,279	56,562	525,637	(385,922)	304,556

Total Assets	$(9,756,838)	$7,106,248	$8,409,015	$7,203,382	$1,344,228	$14,306,035

Accounts payable	$-	$-	$55,917	$74,386	$-	$130,303
Accrued expenses	-	(110,265)	379,978	525,393	-	795,106
Intercompany payable (1)	-	-	2,091,701	-	(2,091,701)	-
Accrued interest	-	163,089	-	3,241	(9,879)	156,451
Deferred income	-	-	85,445	125,823	-	211,268
Other current liabilities	-	-	-	-	-	-
Current portion of long-term debt	-	-	80	3,152	-	3,232

Total Current Liabilities	-	52,824	2,613,121	731,995	(2,101,580)	1,296,360
Long-term debt	-	15,990,390	4,893	4,929,622	(443,358)	20,481,547
Long-term intercompany payable	-	875,975	-	-	(875,975)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	-	(76,841)	1,007,196	649,675	2,087	1,582,117
Other long-term liabilities	-	20,737	194,244	237,241	-	452,222
Total member’s interest (deficit)	(9,756,838)	(9,756,837)	3,627,561	654,849	5,725,054	(9,506,211)

Total Liabilities and Member’s Equity (Deficit)	$(9,756,838)	$7,106,248	$8,409,015	$7,203,382	$1,344,228	$14,306,035

(1)	The intercompany payable balance includes approximately $6.7 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

(In thousands)	As of December 31, 2013
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$9	$182,152	$525,990	$-	$708,151
Accounts receivable, net of allowance	-	-	727,419	713,082	-	1,440,501
Intercompany receivables (1)	-	3,022,719	-	61,825	(3,084,544)	-
Prepaid expenses	-	1,743	56,070	145,672	-	203,485
Other current assets	-	22,184	69,474	341,948	(272,449)	161,157

Total Current Assets	-	3,046,655	1,035,115	1,788,517	(3,356,993)	2,513,294
Structures, net	-	-	-	1,765,510	-	1,765,510
Other property, plant and equipment, net	-	-	815,358	316,762	-	1,132,120
Indefinite-lived intangibles - licenses	-	-	2,416,406	-	-	2,416,406
Indefinite-lived intangibles - permits	-	-	-	1,067,783	-	1,067,783
Other intangibles, net	-	-	970,926	495,620	-	1,466,546
Goodwill	-	-	3,348,299	853,888	-	4,202,187
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	879,108	(879,108)	-
Investment in subsidiaries	(9,053,312)	3,876,744	231,141	-	4,945,427	-
Other assets	-	109,231	51,920	686,900	(314,595)	533,456

Total Assets	$(9,053,312)	$7,994,630	$8,869,165	$7,854,088	$(567,269)	$15,097,302

Accounts payable	$-	$-	$45,289	$86,081	$-	$131,370
Accrued expenses	-	(133,481)	361,977	578,714	-	807,210
Intercompany payable (1)	-	-	3,084,544	-	(3,084,544)	-
Accrued interest	-	219,921	241	3,966	(29,284)	194,844
Deferred income	-	-	65,710	110,750	-	176,460
Current portion of long-term debt	-	437,735	-	15,999	-	453,734

Total Current Liabilities	$-	524,175	3,557,761	795,510	(3,113,828)	1,763,618
Long-term debt	-	15,798,376	4,000	4,919,377	(691,274)	20,030,479
Long-term intercompany payable	-	879,108	-	-	(879,108)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	-	(175,925)	1,056,586	656,941	218	1,537,820
Other long-term liabilities	-	22,207	189,573	250,240	-	462,020
Total member’s interest (deficit)	(9,053,312)	(9,053,311)	3,099,245	1,232,020	5,078,723	(8,696,635)

Total Liabilities and Member’s Equity (Deficit)	$(9,053,312)	$7,994,630	$8,869,165	$7,854,088	$(567,269)	$15,097,302

(1)	The intercompany payable balance includes approximately $7.3 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

The following consolidating schedules present financial information on a combined basis in conformity with the SEC’s Regulation S-X Rule 3-10(d):

(In thousands)	December 31, 2013
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$9	$182,152	$525,990	$-	$708,151
Accounts receivable, net of allowance	-	-	739,658	714,688	-	1,454,346
Intercompany receivables(1)	-	3,022,719	-	61,825	(3,084,544)	-
Prepaid expenses	-	1,743	43,831	144,066	-	189,640
Other current assets	-	22,184	69,474	341,948	(272,449)	161,157

Total Current Assets	-	3,046,655	1,035,115	1,788,517	(3,356,993)	2,513,294
Structures, net	-	-	-	1,765,510	-	1,765,510
Other property, plant and equipment, net	-	-	815,358	316,762	-	1,132,120
Indefinite-lived intangibles - licenses	-	-	2,416,406	-	-	2,416,406
Indefinite-lived intangibles - permits	-	-	-	1,067,783	-	1,067,783
Other intangibles, net	-	-	970,926	495,620	-	1,466,546
Goodwill	-	-	3,348,299	853,888	-	4,202,187
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	879,108	(879,108)	-
Investment in subsidiaries	(9,053,312)	3,876,744	231,141	-	4,945,427	-
Other assets	-	109,231	51,920	686,900	(314,595)	533,456

Total Assets	$(9,053,312)	$7,994,630	$8,869,165	$7,854,088	$(567,269)	$15,097,302

Accounts payable	$-	$-	$45,289	$86,081	$-	$131,370
Accrued expenses	-	(133,481)	361,977	578,714	-	807,210
Intercompany payable(1)	-	-	3,084,544	-	(3,084,544)	-
Accrued interest	-	219,921	241	3,966	(29,284)	194,844
Deferred income	-	-	61,684	110,750	-	172,434
Current portion of long-term debt	-	437,735	-	15,999	-	453,734

Total Current Liabilities	-	524,175	3,553,735	795,510	(3,113,828)	1,759,592
Long-term debt	-	15,798,376	4,000	4,919,377	(691,274)	20,030,479
Long-term intercompany payable	-	879,108	-	-	(879,108)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	-	(175,925)	1,056,586	656,941	218	1,537,820
Other long-term liabilities	-	22,207	193,599	250,240	-	466,046
Total member’s interest (deficit)	(9,053,312)	(9,053,311)	3,099,245	1,232,020	5,078,723	(8,696,635)

Total Liabilities and Member’s Equity	$(9,053,312)	$7,994,630	$8,869,165	$7,854,088	$(567,269)	$15,097,302

(1)	The intercompany payable balance includes approximately $7.3 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

(In thousands)	December 31, 2012
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$11	$333,768	$891,231	$-	$1,225,010
Accounts receivable, net of allowance	-	-	683,072	757,097	-	1,440,169
Intercompany receivables (1)	-	4,032,992	166,019	-	(4,199,011)	-
Prepaid expenses	-	2,397	33,190	152,052		187,639
Other current assets	-	36,446	64,894	248,325	(214,730)	134,935

Total Current Assets	-	4,071,846	1,280,943	2,048,705	(4,413,741)	2,987,753
Structures, net	-	-	-	1,890,693	-	1,890,693
Other Property, plant and equipment, net	-	-	827,623	318,538	-	1,146,161
Indefinite-lived intangibles - licenses	-	-	2,423,979	-	-	2,423,979
Indefinite-lived intangibles - permits	-	-	-	1,070,720	-	1,070,720
Other intangibles, net	-	-	1,174,818	565,974	-	1,740,792
Goodwill	-	-	3,350,083	866,002	-	4,216,085
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	729,157	(729,157)	-
Investment in subsidiaries	(8,518,574)	3,848,000	552,184	-	4,118,390	-
Other assets	-	115,188	333,607	848,431	(480,696)	816,530

Total Assets	$(8,518,574)	$8,997,034	$9,943,237	$8,338,220	$(2,467,204)	$16,292,713

Accounts payable	$-	$-	$37,436	$95,790	$-	$133,226
Accrued expenses	-	(104,972)	319,466	561,561	-	776,055
Intercompany payable (1)	-	-	4,032,992	166,019	(4,199,011)	-
Accrued interest	-	210,874	-	(113)	(30,189)	180,572
Deferred income	-	-	62,901	109,771	-	172,672
Other current liabilities	-	76,939	-	60,950	-	137,889
Current portion of long-term debt	-	372,321	-	9,407	-	381,728

Total Current Liabilities	-	555,162	4,452,795	1,003,385	(4,229,200)	1,782,142
Long-term debt	-	16,310,694	4,000	4,935,388	(884,713)	20,365,369
Long-term intercompany payable	-	729,157	-	-	(729,157)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	-	(107,878)	1,089,659	705,935	2,160	1,689,876
Other long-term liabilities	-	28,473	182,142	239,902	-	450,517
Total member’s interest (deficit)	(8,518,574)	(8,518,574)	3,252,641	1,453,610	4,335,706	(7,995,191)

Total Liabilities and Member’s Equity	$(8,518,574)	$8,997,034	$9,943,237	$8,338,220	$(2,467,204)	$16,292,713

(1)	The intercompany payable balance includes approximately $7.3 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

Schedule of Consolidated Financial Information

(In thousands)	Three Months Ended September 30, 2014
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$885,035	$749,713	$(4,714)	$1,630,034
Operating expenses:
Direct operating expenses	-	-	244,412	403,429	(1,860)	645,981
Selling, general and administrative expenses	-	-	289,452	143,089	(2,854)	429,687
Corporate expenses	-	2,532	42,122	33,548	-	78,202
Depreciation and amortization	-	-	75,112	100,753	-	175,865
Impairment charges	-	-	35	-	-	35
Other operating income, net	-	-	42,548	4,624	-	47,172

Operating income (loss)	-	(2,532)	276,450	73,518	-	347,436
Interest expense, net	-	357,316	12,871	61,185	1,244	432,616
Gain on marketable securities	-	-	-	-	-	-
Equity in earnings (loss) of nonconsolidated affiliates	(112,851)	155,113	822	4,178	(43,307)	3,955
Loss on extinguishment of debt	-	(4,839)	-	-	(1)	(4,840)
Other income (expense), net	-	(5)	290	3,088	(756)	2,617

Income (loss) before income taxes	(112,851)	(209,579)	264,691	19,599	(45,308)	(83,448)
Income tax benefit (expense)	-	96,728	(111,033)	(10,071)	-	(24,376)

Consolidated net income (loss)	(112,851)	(112,851)	153,658	9,528	(45,308)	(107,824)
Less amount attributable to noncontrolling interest	-	-	(1,455)	8,483	-	7,028

Net income (loss) attributable to the Company	$(112,851)	$(112,851)	$155,113	$1,045	$(45,308)	$(114,852)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	16,966	(80,029)	-	(63,063)
Unrealized gain on securities and derivatives:
Unrealized holding gain on marketable securities	-	-	-	(1,337)	1,263	(74)
Unrealized holding gain on cash flow derivatives	-	-	-	-	-	-
Reclassification adjustment for realized gains on securities included in net income (loss)	-	-	-	-	-	-
Equity in subsidiary comprehensive income	(54,656)	(54,656)	(78,855)	-	188,167	-

Comprehensive income (loss)	(167,507)	(167,507)	93,224	(80,321)	144,122	(177,989)
Less amount attributable to noncontrolling interest	-	-	(7,233)	(2,511)	-	(9,744)

Comprehensive income (loss) attributable to the Company	$(167,507)	$(167,507)	$100,457	$(77,810)	$144,122	$(168,245)

(In thousands)	Three Months Ended September 30, 2013
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$862,813	$729,887	$(5,178)	$1,587,522
Operating expenses:
Direct operating expenses	-	-	251,928	398,591	(1,776)	648,743
Selling, general and administrative expenses	-	-	279,792	134,964	(3,402)	411,354
Corporate expenses	-	2,609	57,246	29,719	-	89,574
Depreciation and amortization	-	-	78,627	98,703	-	177,330
Other operating income (expense), net	-	-	(418)	6,604	-	6,186

Operating income (loss)	-	(2,609)	194,802	74,514	-	266,707
Interest expense, net	-	377,789	13,125	39,804	7,686	438,404
Gain on marketable securities	-	-	49	(18)	-	31
Equity in earnings (loss) of nonconsolidated affiliates	(94,169)	130,633	7,210	4,030	(43,721)	3,983
Other income (expense), net	-	(156)	440	1,425	-	1,709

Income (loss) before income taxes	(94,169)	(249,921)	189,376	40,147	(51,407)	(165,974)
Income tax benefit (expense)	-	155,752	(77,584)	(4,366)	-	73,802

Consolidated net income (loss)	(94,169)	(94,169)	111,792	35,781	(51,407)	(92,172)
Less amount attributable to noncontrolling interest	-	-	1,911	7,772	-	9,683

Net income (loss) attributable to the Company	$(94,169)	$(94,169)	$109,881	$28,009	$(51,407)	$(101,855)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	(3,985)	44,487	-	40,502
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	-	710	(697)	13
Unrealized holding gain on cash flow derivatives	-	17,114	-	-	-	17,114
Reclassification adjustment for realized gains on securities included in net income (loss)	-	-	(1)	(1,432)	-	(1,433)
Equity in subsidiary comprehensive loss	47,724	30,610	37,724	-	(116,058)	-

Comprehensive income (loss)	(46,445)	(46,445)	143,619	71,774	(168,162)	(45,659)
Less amount attributable to noncontrolling interest	-	-	3,128	6,041	-	9,169

Comprehensive income (loss) attributable to the Company	$(46,445)	$(46,445)	$140,491	$65,733	$(168,162)	$(54,828)

(In thousands)	Nine Months Ended September 30, 2014
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$2,437,625	$2,180,031	$(14,920)	$4,602,736
Operating expenses:
Direct operating expenses	-	-	688,009	1,203,313	(5,624)	1,885,698
Selling, general and administrative expenses	-	-	852,065	423,323	(9,296)	1,266,092
Corporate expenses	-	7,792	127,734	97,578	-	233,104
Depreciation and amortization	-	-	225,888	298,910	-	524,798
Impairment charges	-	-	4,937	-	-	4,937
Other operating income, net	-	-	38,184	7,525	-	45,709

Operating income (loss)	-	(7,792)	577,176	164,432	-	733,816
Interest expense, net	-	1,090,483	38,886	159,678	15,288	1,304,335
Gain on marketable securities	-	-	-	62,895	(62,895)	-
Equity in earnings (loss) of nonconsolidated affiliates	(642,984)	256,622	17,764	(8,863)	368,073	(9,388)
Loss on extinguishment of debt	-	127,703	(181,080)	-	(2,882)	(56,259)
Other income (expense), net	-	(88)	1,090	16,936	(1,623)	16,315

Income (loss) before income taxes	(642,984)	(714,038)	376,064	75,722	285,385	(619,851)
Income tax benefit (expense)	-	71,054	(123,834)	(39,362)	-	(92,142)

Consolidated net income (loss)	(642,984)	(642,984)	252,230	36,360	285,385	(711,993)
Less amount attributable to noncontrolling interest	-	-	(4,392)	18,071	-	13,679

Net income (loss) attributable to the Company	$(642,984)	$(642,984)	$256,622	$18,289	$285,385	$(725,672)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	6,257	(83,769)	-	(77,512)
Unrealized gain on securities and derivatives:
Unrealized holding gain on marketable securities	-	-	(1)	(2,512)	3,118	605
Unrealized holding gain on cash flow derivatives	-	-	-	-	-	-
Other adjustments to comprehensive income (loss)	-	-	-	-	-	-
Reclassification adjustment for realized gains on securities included in net income (loss)	-	(8,181)	-	11,490	-	3,309
Equity in subsidiary comprehensive loss	(62,030)	(53,849)	(77,010)	-	192,889	-

Comprehensive income (loss)	(705,014)	(705,014)	185,868	(56,502)	481,392	(799,270)
Less amount attributable to noncontrolling interest	-	-	(8,724)	(5,962)	-	(14,686)

Comprehensive income (loss) attributable to the Company	$(705,014)	$(705,014)	$194,592	$(50,540)	$481,392	$(784,584)

(In thousands)	Nine Months Ended September 30, 2013
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$2,401,245	$2,160,620	$(13,188)	$4,548,677
Operating expenses:
Direct operating expenses	-	-	695,222	1,188,887	(5,000)	1,879,109
Selling, general and administrative expenses	-	-	819,804	414,442	(8,188)	1,226,058
Corporate expenses	-	8,126	146,141	91,435	-	245,702
Depreciation and amortization	-	-	241,904	297,342	-	539,246
Other operating income (expense), net	-	-	(2,710)	12,404	-	9,694

Operating income (loss)	-	(8,126)	495,464	180,918	-	668,256
Interest expense, net	-	1,039,587	26,798	132,068	32,984	1,231,437
Gain (loss) on marketable securities	-	-	170,182	(18)	(39,235)	130,929
Equity in earnings (loss) of nonconsolidated affiliates	(225,437)	430,607	(51,315)	13,878	(154,138)	13,595
Loss on extinguishment of debt	-	(3,888)	-	-	-	(3,888)
Other income (expense), net	-	(18,060)	644	27	-	(17,389)

Income (loss) before income taxes	(225,437)	(639,054)	588,177	62,737	(226,357)	(439,934)
Income tax benefit (expense)	-	413,617	(216,801)	(38,166)	-	158,650

Consolidated net income (loss)	(225,437)	(225,437)	371,376	24,571	(226,357)	(281,284)
Less amount attributable to noncontrolling interest	-	-	(1,351)	17,723	-	16,372

Net income (loss) attributable to the Company	$(225,437)	$(225,437)	$372,727	$6,848	$(226,357)	$(297,656)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	11,875	(40,401)	-	(28,526)
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	15,390	1,491	(1,262)	15,619
Unrealized holding gain on cash flow derivatives	-	48,180	-	-	-	48,180
Other adjustments to comprehensive income (loss)	-	-	-	(998)	-	(998)
Reclassification adjustment for realized gains on securities included in net income (loss)	-	-	(82,321)	(1,432)	-	(83,753)
Equity in subsidiary comprehensive loss	(45,808)	(93,988)	(40,551)	-	180,347	-

Comprehensive income (loss)	(271,245)	(271,245)	277,120	(34,492)	(47,272)	(347,134)
Less amount attributable to noncontrolling interest	-	-	(1,619)	(789)	-	(2,408)

Comprehensive income (loss) attributable to the Company	$(271,245)	$(271,245)	$278,739	$(33,703)	$(47,272)	$(344,726)

(In thousands)	Year Ended December 31, 2013
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,287,967	$2,973,493	$(18,416)	$6,243,044
Operating expenses:
Direct operating expenses	-	-	946,379	1,604,236	(7,196)	2,543,419
Selling, general and administrative expenses	-	-	1,103,616	557,465	(11,220)	1,649,861
Corporate expenses	-	10,819	188,964	124,399	-	324,182
Depreciation and amortization	-	-	326,185	404,643	-	730,828
Impairment charge	-	-	3,820	13,150	-	16,970
Other operating income, net	-	-	11	22,987	-	22,998

Operating income (loss)	-	(10,819)	719,014	292,587	-	1,000,782
Interest expense, net	-	1,396,249	39,991	171,682	41,529	1,649,451
Gain (loss) on marketable securities	-	-	170,133	(18)	(39,236)	130,879
Equity in earnings (loss) of nonconsolidated affiliates	(501,897)	439,900	(94,224)	(77,410)	155,935	(77,696)
Loss on extinguishment of debt	-	(87,868)	-	-	-	(87,868)
Other income (expense), net	-	(23,551)	25,534	258	(24,221)	(21,980)

Income (loss) before income taxes	(501,897)	(1,078,587)	780,466	43,735	50,949	(705,334)
Income tax benefit (expense)	-	576,690	(421,063)	(33,810)	-	121,817

Consolidated net income (loss)	(501,897)	(501,897)	359,403	9,925	50,949	(583,517)
Less amount attributable to noncontrolling interest	-	-	(768)	24,134	-	23,366

Net income (loss) attributable to the Company	(501,897)	(501,897)	360,171	(14,209)	50,949	(606,883)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	15,380	(48,381)	-	(33,001)
Unrealized gain on securities and derivatives:
Unrealized holding gain on marketable securities	-	-	15,390	4,441	(3,255)	16,576
Unrealized holding gain on cash flow derivatives	-	48,180	-	-	-	48,180
Other adjustments to comprehensive income (loss)	-	-	-	6,732	-	6,732
Reclassification adjustment for realized gain on securities included in consolidated net income (loss)	-	-	(82,321)	(1,431)	-	(83,752)
Equity in subsidiary comprehensive income (loss)	(39,534)	(87,714)	(36,445)	-	163,693	-

Comprehensive income (loss)	(541,431)	(541,431)	272,175	(52,848)	211,387	(652,148)
Less amount attributable to noncontrolling interest	-	-	(282)	(2,194)	-	(2,476)

Comprehensive income (loss) attributable to the Company	$(541,431)	$(541,431)	$272,457	$(50,654)	$211,387	$(649,672)

(In thousands)	Year Ended December 31, 2012
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,288,779	$2,974,108	$(16,003)	$6,246,884
Operating expenses:
Direct operating expenses	-	-	888,651	1,613,571	(7,981)	2,494,241
Selling, general and administrative expenses	-	-	1,085,611	588,829	(8,022)	1,666,418
Corporate expenses	-	10,829	170,705	115,832	-	297,366
Depreciation and amortization	-	-	328,633	400,652	-	729,285
Impairment charges	-	-	-	37,651	-	37,651
Other operating income (expense), net	-	-	(2,825)	50,952	-	48,127

Operating income (loss)	-	(10,829)	812,354	268,525	-	1,070,050
Interest expense, net	-	1,307,703	23,143	139,824	78,353	1,549,023
Loss on marketable securities	-	(1)	(2,001)	(2,578)	-	(4,580)
Equity in earnings (loss) of nonconsolidated affiliates	(336,674)	492,819	(174,774)	19,464	17,722	18,557
Loss on extinguishment of debt	-	(33,652)	-	(221,071)	-	(254,723)
Other income (expense), net	-	(1)	3,960	5,743	(9,452)	250

Income (loss) before income taxes	(336,674)	(859,367)	616,396	(69,741)	(70,083)	(719,469)
Income tax benefit (expense)	-	522,693	(246,380)	31,966	-	308,279

Consolidated net income (loss)	(336,674)	(336,674)	370,016	(37,775)	(70,083)	(411,190)
Less amount attributable to noncontrolling interest	-	-	(10,613)	23,902	-	13,289

Net income (loss) attributable to the Company	(336,674)	(336,674)	380,629	(61,677)	(70,083)	(424,479)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	(399)	40,641	-	40,242
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	25,676	(8,151)	5,578	23,103
Unrealized holding gain on cash flow derivatives	-	52,112	-	-	-	52,112
Other adjustments to comprehensive income (loss)	2	(2)	-	1,135	-	1,135
Reclassification adjustment for realized loss on securities included in consolidated net income (loss)	-	-	-	2,045	-	2,045
Equity in subsidiary comprehensive income (loss)	107,179	55,069	33,967	-	(196,215)	-

Comprehensive income (loss)	(229,493)	(229,495)	439,873	(26,007)	(260,720)	(305,842)
Less amount attributable to noncontrolling interest	-	-	4,175	1,703	-	5,878

Comprehensive income (loss) attributable to the Company	$(229,493)	$(229,495)	$435,698	$(27,710)	$(260,720)	$(311,720)

(In thousands)	Year Ended December 31, 2011
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,121,308	$3,059,676	$(19,632)	$6,161,352
Operating expenses:
Direct operating expenses	-	-	858,191	1,652,860	(6,584)	2,504,467
Selling, general and administrative expenses	-	-	1,052,832	564,740	(13,048)	1,604,524
Corporate expenses	-	10,878	127,501	101,020	-	239,399
Depreciation and amortization	-	-	327,240	436,066	-	763,306
Impairment charges	-	-	-	7,614	-	7,614
Other operating income, net	-	-	4,091	8,591	-	12,682

Operating income (loss)	-	(10,878)	759,635	305,967	-	1,054,724
Interest expense, net	-	1,361,008	2,370	27,321	75,547	1,466,246
Loss on marketable securities	-	-	-	(4,827)	-	(4,827)
Equity in earnings (loss) of nonconsolidated affiliates	(230,822)	629,915	54,407	26,987	(453,529)	26,958
Loss on extinguishment of debt	-	(5,721)	(1)	-	4,275	(1,447)
Other income (expense), net	-	-	590	(3,759)	-	(3,169)

Income (loss) before income taxes	(230,822)	(747,692)	812,261	297,047	(524,801)	(394,007)
Income tax benefit (expense)	-	516,870	(274,930)	(115,962)	-	125,978

Consolidated net income (loss)	(230,822)	(230,822)	537,331	181,085	(524,801)	(268,029)
Less amount attributable to noncontrolling interest	-	-	13,792	20,273	-	34,065

Net income (loss) attributable to the Company	(230,822)	(230,822)	523,539	160,812	(524,801)	(302,094)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	1,267	(30,914)	-	(29,647)
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	4,610	(2,874)	(1,960)	(224)
Unrealized holding gain on cash flow derivatives	-	33,775	-	-	-	33,775
Other adjustments to comprehensive income (loss)	-	-	-	(1,361)	-	(1,361)
Reclassification adjustment for realized loss on securities included in consolidated net income (loss)	-	-	-	5,148	-	5,148
Equity in subsidiary comprehensive income (loss)	5,518	(28,257)	(38,702)	-	61,441	-

Comprehensive income (loss)	(225,304)	(225,304)	490,714	130,811	(465,320)	(294,403)
Less amount attributable to noncontrolling interest	-	-	(4,594)	8,918	-	4,324

Comprehensive income (loss) attributable to the Company	$(225,304)	$(225,304)	$495,308	$121,893	$(465,320)	$(298,727)

Schedule of Consolidated Financial Information

(In thousands)	Nine Months Ended September 30, 2014
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(642,984)	$(642,984)	$252,230	$36,360	$285,385	$(711,993)
Reconciling items:
Depreciation and amortization	-	-	225,888	298,910	-	524,798
Impairment charges	-	-	4,937	-	-	4,937
Deferred taxes	-	99,084	(44,703)	(9,515)	-	44,866
Provision for doubtful accounts	-	-	6,659	5,490	-	12,149
Amortization of deferred financing charges and note discounts, net	-	78,315	-	(19,497)	15,288	74,106
Share-based compensation	-	-	2,352	5,712	-	8,064
Loss on disposal of operating assets	-	-	(38,184)	(7,525)	-	(45,709)
Gain (loss) on marketable securities	-	-	-	(62,895)	62,895	-
Equity in (earnings) loss of nonconsolidated affiliates	642,984	(256,622)	(17,764)	8,863	(368,073)	9,388
(Gain) loss on extinguishment of debt	-	(127,703)	181,080	-	2,882	56,259
Other reconciling items, net	-	-	100	(16,391)	-	(16,291)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	8,753	(7,242)	-	1,511
Increase in deferred income	-	-	20,980	20,267	-	41,247
Increase (decrease) in accrued expenses	-	23,216	17,856	(30,952)	-	10,120
Increase (decrease) in accounts payable	-	-	10,629	(9,210)	-	1,419
Increase (decrease) in accrued interest	-	(20,928)	(241)	(717)	13,996	(7,890)
Changes in other operating assets and liabilities	-	(3,582)	(7,793)	(13,014)	(11,052)	(35,441)

Net cash provided by (used for) operating activities	-	(851,204)	622,779	198,644	1,321	(28,460)

Cash flows from investing activities:
Purchases of property, plant and equipment	-	-	(59,419)	(135,589)	-	(195,008)
Acquisition of operating assets	-	-	(2,712)	(567)	-	(3,279)
Purchases of investment assets	-	-	(8,437)	(291,121)	291,038	(8,520)
Proceeds from sale of investment securities	-	-	-	609,161	(372,517)	236,644
Proceeds from disposal of assets	-	-	(1,458)	11,825	-	10,367
Investments in subsidiaries	-	-	(125,000)	-	125,000	-
Dividends from subsidiaries	864	-	363,329	-	(364,193)	-
Change in other, net	-	-	(1,071)	(2,532)	-	(3,603)

Net cash provided by (used for) investing activities	864	-	165,232	191,177	(320,672)	36,601

Cash flows from financing activities:
Draws on credit facilities	-	65,000	-	820	-	65,820
Payments on credit facilities	-	(312,000)	-	(3,032)	-	(315,032)
Intercompany funding	-	1,085,584	(902,889)	(182,695)	-	-
Proceeds from long-term debt	-	2,080,450	-	-	(17,975)	2,062,475
Payments on long-term debt	-	(2,042,256)	-	(35)	97,727	(1,944,564)
Investments from Parent	-	-	-	125,000	(125,000)	-
Payments to repurchase noncontrolling interests	-	-	-	-	-	-
Dividends and other payments to noncontrolling interests	-	(864)	-	(397,534)	365,817	(32,581)
Deferred financing charges	-	(24,711)	-	(4)	(1,218)	(25,933)
Change in other, net	(864)	-	-	1,319	-	455

Net cash provided by (used for) financing activities	(864)	851,203	(902,889)	(456,161)	319,351	(189,360)

Effect of exchange rate changes on cash	-	-	-	(4,576)	-	(4,576)

Net decrease in cash and cash equivalents	-	(1)	(114,878)	(70,916)	-	(185,795)
Cash and cash equivalents at beginning of period	-	9	182,152	525,990	-	708,151

Cash and cash equivalents at end of period	$-	$8	$67,274	$455,074	$-	$522,356

(In thousands)	Nine Months Ended September 30, 2013
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(225,437)	$(225,437)	$371,376	$24,571	$(226,357)	$(281,284)
Reconciling items:
Depreciation and amortization	-	-	241,904	297,342	-	539,246
Deferred taxes	-	(67,214)	(94,804)	(33,338)	-	(195,356)
Provision for doubtful accounts	-	-	10,172	3,538	-	13,710
Amortization of deferred financing charges and note discounts, net	-	106,150	(3,622)	(42,254)	32,984	93,258
Share-based compensation	-	-	8,446	5,647	-	14,093
(Gain) loss on disposal of operating assets	-	-	2,710	(12,404)	-	(9,694)
Gain (loss) on marketable securities	-	-	(170,182)	18	39,235	(130,929)
Equity in (earnings) loss of non consolidated affiliates	225,437	(430,607)	51,315	(13,878)	154,138	(13,595)
Loss on extinguishment of debt	-	3,888	-	-	-	3,888
Other reconciling items, net	-	1	(152)	18,742	-	18,591
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	(45,500)	49,205	-	3,705
Increase in deferred income	-	-	6,469	21,707	-	28,176
Increase (decrease) in accrued expenses	-	(37,640)	50,331	(28,005)	-	(15,314)
Increase (decrease) in accounts payable	-	-	9,921	(22,049)	-	(12,128)
Increase (decrease) in accrued interest	-	(68,401)	37,546	2,981	(18,842)	(46,716)
Changes in other operating assets and liabilities	-	(14,407)	(33,450)	18,207	18,842	(10,808)

Net cash provided by (used for) operating activities	-	(733,667)	442,480	290,030	-	(1,157)

Cash flows from investing activities:
Purchases of property, plant and equipment	-	-	(82,677)	(114,583)	-	(197,260)
Acquisition of other operating assets	-	-	(1,745)	(842)	-	(2,587)
Proceeds from disposal of assets	-	-	75	355,073	(219,577)	135,571
Proceeds from sale of investment securities	-	-	22,318	17,479	-	39,797
Dividends from subsidiaries	(393)	329,867	-	-	(329,474)	-
Change in other, net	-	-	(1,236)	(2,271)	-	(3,507)

Net cash provided by (used for) investing activities	(393)	329,867	(63,265)	254,856	(549,051)	(27,986)

Cash flows from financing activities:
Draws on credit facilities	-	269,500	-	2,752	-	272,252
Payments on credit facilities	-	(22,500)	-	(1,344)	-	(23,844)
Intercompany funding	-	1,028,726	(549,015)	(479,711)	-	-
Proceeds from long-term debt	-	575,000	-	51	-	575,051
Payments on long-term debt	-	(1,437,435)	-	(5,478)	219,577	(1,223,336)
Payments to repurchase noncontrolling interests	-	-	-	(61,143)	-	(61,143)
Dividends and other payments to noncontrolling interests	-	-	(84,377)	(259,352)	329,867	(13,862)
Deferred financing charges	-	(9,885)	-	(337)	-	(10,222)
Change in other, net	393	393	-	1,610	(393)	2,003

Net cash provided by (used for) financing activities	393	403,799	(633,392)	(802,952)	549,051	(483,101)

Effect of exchange rate changes on cash	-	-	-	(1,714)	-	(1,714)

Net decrease in cash and cash equivalents	-	(1)	(254,177)	(259,780)	-	(513,958)
Cash and cash equivalents at beginning of period	-	11	333,768	891,231	-	1,225,010

Cash and cash equivalents at end of period	$-	$10	$79,591	$631,451	$-	$711,052

(In thousands)	Year Ended December 31, 2013
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(501,897)	$(501,897)	$359,403	$9,925	$50,949	$(583,517)
Reconciling items:
Impairment charges	-	-	3,820	13,150	-	16,970
Depreciation and amortization	-	-	326,185	404,643	-	730,828
Deferred taxes	-	(96,806)	3,870	(65,234)	-	(158,170)
Provision for doubtful accounts	-	-	15,052	5,191	-	20,243
Amortization of deferred financing charges and note discounts, net	-	141,886	(3,621)	(55,452)	41,529	124,342
Share-based compensation	-	-	8,990	7,725	-	16,715
Gain on disposal of operating assets	-	-	(11)	(22,987)	-	(22,998)
(Gain) loss on marketable securities	-	-	(170,133)	18	39,236	(130,879)
Equity in (earnings) loss of nonconsolidated affiliates	501,897	(439,900)	94,224	77,410	(155,935)	77,696
Loss on extinguishment of debt	-	87,868	-	-	-	87,868
Other reconciling items, net	-	1	(111)	20,014	-	19,904
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	(72,752)	43,147	-	(29,605)
Increase in accrued expenses	-	-	8,072	18,033	-	26,105
Increase (decrease) in accounts payable	-	-	7,853	(10,473)	-	(2,620)
Increase in accrued interest	-	11,714	321	4,087	(108)	16,014
Increase in deferred income	-	-	6,953	555	-	7,508
Changes in other operating assets and liabilities	-	(35,373)	40,257	(8,524)	108	(3,532)

Net cash provided by (used for) operating activities	-	(832,507)	628,372	441,228	(24,221)	212,872

Cash flows from investing activities:
Proceeds from sale of other investments	-	-	75	355,073	(219,577)	135,571
Purchases of businesses	-	-	(97)	-	-	(97)
Purchases of property, plant and equipment	-	-	(118,024)	(206,502)	-	(324,526)
Proceeds from disposal of assets	-	-	39,464	42,134	-	81,598
Purchases of other operating assets	-	-	(11,049)	(10,483)	-	(21,532)
Dividends from subsidiaries	-	329,867	200,785	-	(530,652)	-
Change in other, net	(270)	-	(1,236)	(3,143)	270	(4,379)

Net cash provided by (used for) investing activities	(270)	329,867	109,918	177,079	(749,959)	(133,365)

Cash flows from financing activities:
Draws on credit facilities	-	269,500	-	2,752	-	272,252
Payments on credit facilities	-	(22,500)	-	(4,815)	-	(27,315)
Intercompany funding	-	1,160,225	(805,529)	(378,917)	24,221	-
Proceeds from long-term debt	-	575,000	-	-	-	575,000
Payments on long-term debt	-	(1,461,811)	-	(6,626)	219,577	(1,248,860)
Payments to repurchase noncontrolling interests	-	-	-	(61,143)	-	(61,143)
Dividends and other payments to noncontrolling interests	-	-	-	(91,887)	-	(91,887)
Dividends paid	-	-	(84,377)	(446,275)	530,652	-
Deferred financing charges	-	(18,046)	-	(344)	-	(18,390)
Change in other, net	270	270	-	4,191	(270)	4,461

Net cash provided by (used for) financing activities	270	502,638	(889,906)	(983,064)	774,180	(595,882)

Effect of exchange rate changes on cash	-	-	-	(484)	-	(484)

Net decrease in cash and cash equivalents	-	(2)	(151,616)	(365,241)	-	(516,859)
Cash and cash equivalents at beginning of period	-	11	333,768	891,231	-	1,225,010

Cash and cash equivalents at end of period	$-	$9	$182,152	$525,990	$-	$708,151

(In thousands)	Year Ended December 31, 2012
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(336,674)	$(336,674)	$370,016	$(37,775)	$(70,083)	$(411,190)
Reconciling items:
Impairment charges	-	-	-	37,651	-	37,651
Depreciation and amortization	-	-	328,633	400,652	-	729,285
Deferred taxes	-	(164,449)	20,143	(160,305)	-	(304,611)
Provision for doubtful accounts	-	-	4,459	7,256	-	11,715
Amortization of deferred financing charges and note discounts, net	-	196,549	(7,534)	(103,271)	78,253	164,097
Share-based compensation	-	-	17,951	10,589	-	28,540
(Gain) loss on disposal of operating assets	-	-	2,825	(50,952)	-	(48,127)
Loss on marketable securities	-	1	2,001	2,578	-	4,580
Equity in (earnings) loss of nonconsolidated affiliates	336,674	(492,819)	174,774	(19,464)	(17,722)	(18,557)
Loss on extinguishment of debt	-	33,652	-	221,071	-	254,723
Other reconciling items, net	-	-	(7,707)	21,941	-	14,234
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	12,256	(46,494)	-	(34,238)
Increase in accrued expenses	-	-	9,432	25,442	-	34,874
Increase in accounts payable	-	-	11,312	2,551	-	13,863
Increase (decrease) in accrued interest	-	21,731	-	(2,377)	869	20,223
Increase in deferred income	-	-	9,521	23,961	-	33,482
Changes in other operating assets and liabilities	-	(60,782)	(16,167)	32,406	(869)	(45,412)

Net cash provided by (used for) operating activities	-	(802,791)	931,915	365,460	(9,452)	485,132

Cash flows from investing activities:
Proceeds from sale of other investments	-	-	-	50,149	(50,419)	-
Purchases of businesses	-	-	(45,395)	(4,721)	-	(50,116)
Purchases of property, plant and equipment	-	-	(114,023)	(276,257)	-	(390,280)
Proceeds from disposal of assets	-	-	3,223	56,442	-	59,665
Purchases of other operating assets	-	-	9,107	(5,719)	-	(14,826)
Dividends from subsidiaries	-	1,925,661	1,916,209	-	(3,841,870)	-
Change in other, net	-	-	2,700	(4,857)	693	(1,464)

Net cash provided by (used for) investing activities	-	1,925,661	1,916,209	-	(3,841,870)	-

Cash flows from financing activities:
Draws on credit facilities	-	602,500	-	2,063	-	604,563
Payments on credit facilities	-	(1,928,051)	-	(3,368)	-	(1,931,419)
Intercompany funding	-	914,258	(896,192)	(18,066)	-	-
Proceeds from long-term debt	-	-	-	4,917,643	-	4,917,643
Payments on long-term debt	-	(695,342)	(927)	(2,700,786)	50,149	(3,346,906)
Payments to repurchase noncontrolling interests	-	-	-	(7,040)	-	(7,040)
Dividends and other payments to noncontrolling interests	-	-	-	(251,665)	-	(251,665)
Dividends paid	-	-	(1,916,207)	(1,935,115)	3,851,622	-
Deferred financing charges	-	(13,629)	-	(69,988)	-	(83,617)
Change in other, net	-	(2,596)	-	6,381	(693)	3,092

Net cash used for financing activities	-	(1,122,860)	(2,813,326)	(59,941)	3,900,778	(95,349)

Effect of exchange rate changes on cash	-	-	-	3,566	-	3,566

Net increase (decrease) in cash and cash equivalents	-	10	(127,804)	124,122	-	(3,672)
Cash and cash equivalents at beginning of period	-	1	461,572	767,109	-	1,228,682

Cash and cash equivalents at end of period	$-	$11	$333,768	$891,231	$-	$1,225,010

(In thousands)	Year Ended December 31, 2011
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(230,822)	$(230,822)	$537,331	$181,085	$(524,801)	$(268,029)
Reconciling items:
Impairment charges	-	-	-	7,614	-	7,614
Depreciation and amortization	-	-	327,240	436,066	-	763,306
Deferred taxes	-	(250,572)	109,795	(3,167)	-	(143,944)
Provision for doubtful accounts	-	-	7,604	6,119	-	13,723
Amortization of deferred financing charges and note discounts, net	-	222,908	(6,144)	(104,277)	75,547	188,034
Share-based compensation	-	-	9,754	10,913	-	20,667
Gain on sale of operating assets	-	-	(4,091)	(8,591)	-	(12,682)
Loss on marketable securities	-	-	-	4,827	-	4,827
Equity in (earnings) loss of nonconsolidated affiliates	230,822	(629,915)	54,407	(26,987)	(453,529)	(26,958)
Loss on extinguishment of debt	-	5,721	1	-	(4,275)	1,447
Other reconciling items, net	-	-	1,083	15,940	-	17,023
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	(13,090)	5,255	-	(7,835)
Decrease in accrued expenses	-	-	(97,655)	(29,587)	-	(127,242)
Increase (decrease) in accounts payable	-	-	(6,419)	12,655	-	6,236
Increase in accrued interest	-	16,866	20,813	1,127	364	39,170
Decrease in deferred income	-	-	(427)	(10,349)	-	(10,776)
Changes in other operating assets and liabilities	-	22,480	(121,109)	9,193	(364)	(89,720)

Net cash provided by (used for) operating activities	-	(843,334)	710,359	507,836	-	374,861

Cash flows from investing activities:
Proceeds from sale of other investments	-	-	(700)	174,616	(167,022)	6,894
Purchases of businesses	-	-	(207)	(46,149)	-	(46,356)
Purchases of property, plant and equipment	-	-	(69,650)	(292,631)	-	(362,281)
Proceeds from disposal of assets	-	-	41,387	12,883	-	54,270
Purchases of other operating assets	-	-	(6,201)	(14,794)	-	(20,995)
Investment in iHeart notes	-	-	-	(55,250)	55,250	-
Dividends from subsidiaries	-	250	-	-	(250)	-
Change in other, net	-	(250)	69	(16,761)	17,324	382

Net cash used for investing activities	-	-	(35,302)	(238,086)	(94,698)	(368,086)

Cash flows from financing activities:
Draws on credit facilities	-	55,000	-	-	-	55,000
Payments on credit facilities	-	(956,181)	-	(4,151)	-	(960,332)
Intercompany funding	-	1,494,919	(1,414,366)	(80,553)	-	-
Proceeds from long-term debt	-	1,724,650	1,604	5,012	-	4,917,643
Payments on long-term debt	-	(1,428,051)	(22,155)	(115,115)	167,022	(1,398,299)
Repurchases of long-term debt	-	-	-	-	(55,250)	(55,250)
Payments to repurchase noncontrolling interests	-	-	-	(4,682)	-	(4,682)
Dividends and other payments to noncontrolling interests	-	-	-	(3,571)	-	(3,571)
Dividends paid	-	-	-	(250)	250	-
Deferred financing charges	-	(46,697)	38	-	-	(46,659)
Change in other, net	-	(306)	1,032	1,009	(17,324)	(15,589)

Net cash provided by (used for) financing activities	-	843,334	(1,433,847)	(202,301)	94,698	(698,116)

Effect of exchange rate changes on cash	-	-	-	(903)	-	(903)
Net increase (decrease) in cash and cash equivalents	-	-	(758,790)	66,546	-	(692,244)

Cash and cash equivalents at beginning of period	-	1	1,220,362	700,563	-	1,920,926

Cash and cash equivalents at end of period	$-	$1	461,572	$767,109	$-	$1,228,682